Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions				12 Months Ended
	Dec. 03, 2014	Jul. 01, 2014	Jul. 01, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Feb. 27, 2014	Mar. 31, 2013	Mar. 31, 2009	Mar. 31, 2005
Business Acquisition [Line Items]
Revenues				¥ 2,369,202	¥ 2,174,283	¥ 1,375,292
Income from continuing operations				270,990	254,960	187,786
Income from Continuing Operations				260,169	234,651	180,069
Bargain purchase gain				0	36,082	0
Goodwill acquired				332,153	372,615	335,907		¥ 126,329
Gains on sales of subsidiaries and affiliates and liquidation losses, net				57,867	20,575	64,923
Robeco Groep N.V.
Business Acquisition [Line Items]
Percentage of voting interests acquired			90.01%
Total acquisition consideration			¥ 255,163
Consideration transferred for acquired interest			249,987
Acquisitions consideration, cost of acquired entity paid in cash			230,579
Other transfer to acquire interest			¥ 19,408
Shares issued for acquired interest			13,902,900
Shares price for acquired interest			¥ 1,396
Contingent consideration			¥ 5,176
Transaction costs			¥ 2,039
Revenues						111,166
Income from continuing operations						17,251
Robeco Groep N.V. | Other (income) and expense, net
Business Acquisition [Line Items]
Increase (Decrease) in fair value of Contingent consideration on remeasurement				(3,059)	12,203
DAIKYO
Business Acquisition [Line Items]
Transaction costs							¥ 23
Revenues						56,803
Number of common stock shares acquired in business acquisition							398,204,999			133,720,000
Percentage of ownership interest before the acquisition							31.70%
Percentage of ownership interest after the acquisition							64.10%
Business combination, step acquisition, equity interest in acquiree, fair value						124,606
Business combination, step acquisition, equity interest in acquiree, remeasurement gain						58,435
Income from Continuing Operations						1,296
DAIKYO | Type-1 preferred stock
Business Acquisition [Line Items]
Number of preferred stock shares acquired in business acquisition										10,000,000
DAIKYO | Type-2 preferred stock
Business Acquisition [Line Items]
Number of preferred stock shares acquired in business acquisition										15,000,000
DAIKYO | Type-4 preferred stock
Business Acquisition [Line Items]
Number of preferred stock shares acquired in business acquisition										25,000,000
DAIKYO | Type-7 preferred stock
Business Acquisition [Line Items]
Number of preferred stock shares acquired in business acquisition									25,000,000
DAIKYO | Type-8 preferred stock
Business Acquisition [Line Items]
Number of preferred stock shares acquired in business acquisition									23,598,144
HLIKK
Business Acquisition [Line Items]
Total acquisition consideration		¥ 134,437
Consideration transferred for acquired interest		98,355
Acquisitions consideration, cost of acquired entity paid in cash	¥ 679	97,676
Transaction costs					1,217	224
Revenues					196,883
Income from continuing operations					4,597
Bargain purchase gain		¥ 36,082				36,082
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Total acquisition consideration					102,621
Acquisitions consideration, cost of acquired entity paid in cash				51,786	102,621	62,565
Revenues					234,030
Income from continuing operations					5,033
Goodwill acquired				34,319	79,872	39,507
Goodwill Available For Tax Deductions						1,184
Acquired intangible assets other than goodwill				11,238	60,839	1,343
Settlement | Robeco Groep N.V. | Other (income) and expense, net
Business Acquisition [Line Items]
Decrease in fair value of Contingent consideration due to settlements					(47)
Annual Payment | Robeco Groep N.V. | Other (income) and expense, net
Business Acquisition [Line Items]
Decrease in fair value of Contingent consideration due to settlements					(9,456)
Divestiture
Business Acquisition [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net				57,867	¥ 20,575	64,923
Foreign currency translation adjustments | Divestiture
Business Acquisition [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net				¥ 8,739
STX Energy | Divestiture
Business Acquisition [Line Items]
Ownership interest sold					71.90%
Gain (loss) on sales of interest in subsidiary					¥ 14,883
Gain (loss) from remeasurement to fair value of retained interest					¥ 1,329
Investment in affiliates, percentage of ownership, equity-method					25.00%
Houlihan Lokey Inc | Divestiture
Business Acquisition [Line Items]
Ownership interest sold				14.70%
Gain (loss) on sales of interest in subsidiary				¥ 10,498
Gain (loss) from remeasurement to fair value of retained interest				¥ 29,087
Investment in affiliates, percentage of ownership, equity-method				33.00%
Investment and Operation
Business Acquisition [Line Items]
Goodwill acquired				¥ 66,907	¥ 43,802	26,211		11,712
Investment and Operation | Divestiture
Business Acquisition [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net				9,145		58,738
Overseas Business
Business Acquisition [Line Items]
Goodwill acquired				183,679	248,374	¥ 273,643		¥ 79,085
Overseas Business | Divestiture
Business Acquisition [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net				47,994	¥ 18,510
Trade Notes, Accounts and Other Payable | Robeco Groep N.V.
Business Acquisition [Line Items]
Contingent consideration				¥ 2,398